Nature of Operations	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations

1. NATURE OF OPERATIONS

Sun Bancorp, Inc. (the “Company”) is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. The Company is the parent company of Sun National Bank (the “Bank”), a national bank and the Company’s principal wholly owned subsidiary. The Bank’s wholly owned subsidiaries are Prosperis Financial Solutions, LLC, 2020 Properties, L.L.C. and 4040 Properties, L.L.C.

The Company’s principal business is to serve as a holding company for the Bank. The Bank is in the business of attracting customer deposits through its Community Banking Centers and investing these funds, together with borrowed funds and cash from operations, in loans, primarily commercial real estate, small business non-real estate loans, as well as mortgage-backed and investment securities. The principal business of Prosperis Financial Solutions, LLC is to offer mutual funds, securities brokerage, annuities and investment advisory services through the Bank’s Community Banking Centers. The principal business of 2020 Properties, L.L.C. and 4040 Properties, L.L.C. is to acquire and thereafter liquidate certain real estate and other assets in satisfaction of debts previously contracted by the Bank. The Company’s five capital trusts, Sun Capital Trust V, Sun Capital Trust VI, Sun Capital Trust VII, Sun Statutory Trust VII and Sun Capital Trust VIII, collectively, the “Issuing Trusts,” are presented on a deconsolidated basis. The Issuing Trusts, consisting of four Delaware business trusts and one Connecticut business trust, hold junior subordinated debentures issued by the Company.

Through the Bank, the Company provides commercial and consumer banking services. As of December 31, 2016, the Company had 35 locations primarily throughout New Jersey including 30 branch offices. The Company also has headquarters, back office and loan production locations, including one loan production office located in New York.

The Company’s outstanding common stock is traded on the NASDAQ Global Select Market under the symbol “SNBC.” The Company is subject to the reporting requirements of the Securities and Exchange Commission (“SEC”). The Company’s primary federal regulator is the Board of Governors of the Federal Reserve System (the “FRB”) and the Bank’s primary federal regulator is the Office of the Comptroller of the Currency (the “OCC”).